INCOME TAXES (Details) - Schedule of Deferred Assets and Liabilities - USD ($)	Dec. 31, 2016	Dec. 31, 2015
Schedule of Deferred Assets and Liabilities [Abstract]
Total deferred tax assets – net operating losses	$ 3,731,181	$ 4,162,408
Deferred tax liabilities
Depreciation	(789)	(789)
Net deferred tax assets	3,730,392	4,161,619
Valuation allowance	(3,730,392)	(4,161,619)
	$ 0	$ 0